Long-Term Incentive Plan (Details) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2013	Jun. 30, 2012	Jun. 30, 2012	Sep. 30, 2013	Mar. 31, 2013
Table Summarizes Unit Based Awards
Outstanding, Beginning period		172,551	162,860	90,938	96,733
Granted	28,042		34,560	108,430
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(893)	12,517	12,517	(13,320)
LTIP vesting, Shares	24,482	0	24,869	86,648
Outstanding, Ending period	99,400	160,034	160,034	99,400	96,733
Maximum [Member]
Table Summarizes Unit Based Awards
Fair Value Per Unit	21.89	21.40	21.40	21.89
Minimum [Member]
Table Summarizes Unit Based Awards
Fair Value Per Unit	13.36	14.70	14.70	13.36